Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Major Components of Income (Loss) from Discontinued Operations
The following table contains the major components of income (loss) from discontinued operations for years ended December 31, 2024, 2023 and 2022:

Discontinued operations	2024	2023	2022
Revenue from discontinued operations	$83.5	$117.9	$154.4
Operating expense	17.8	29.6	44.1
Depreciation and amortization expense	22.3	45.7	51.7
General and administrative expense	16.8	38.8	28.0
Indemnity claim under acquisition agreement	—	—	(21.3)
Operating leases	3.8	3.6	2.8
(Gain) Loss on sale	0.3	—	(0.2)
Loss on debt extinguishment	—	1.4	4.8
Interest income	(4.5)	(2.1)	(0.6)
Interest expense	1.0	7.0	12.2
Other expenses (income)	3.5	(0.9)	(14.4)
Gain on sale of assets	(24.8)	—	—
Net earnings (loss) from discontinued operations before income tax	47.3	(5.2)	47.3
Income tax expense	37.7	6.3	0.4
Net earnings (loss) from discontinued operations	$9.6	$(11.5)	$46.9
As at December 31, 2024 and 2023, the major classes of the Mobile Power Generation segment’s assets that are components of current assets - discontinued operations and non-current assets - discontinued operations, were as follows:

Assets	2024	2023
Current assets:
Accounts receivable	$0.1	$29.4
Inventories	—	23.0
Prepaid expenses and other	11.7	12.5
Acquisition related assets	70.1	72.3
	81.9	137.2

Property, plant and equipment	—	332.2
Right-of-use assets	—	3.2
Deferred tax assets	—	1.8
Other assets	—	61.7
	$81.9	$536.1
Liabilities and shareholders' equity
Current liabilities:
Accounts payable and accrued liabilities	$14.9	$17.8
Deferred revenue	—	3.8
Income tax payable	106.6	77.6
Operating lease liabilities - current	0.3	1.1
Other liabilities - current	2.4	17.4
	124.2	117.7

Operating lease liabilities	1.9	2.7
Other liabilities	1.2	13.8
Total liabilities	$127.3	$134.2
Significant cash flow information for the discontinued operations for the years ended December 31, 2024 and 2023 is as follows:

	2024	2023	2022
Depreciation and amortization	$22.3	$45.7	$51.7
Receipt from contingent consideration asset	42.5	18.6	12.5
Gain on sale of assets	(24.8)	—	—
Expenditures for property, plant and equipment	(4.3)	(13.9)	(20.2)
Changes in long-term debt	—	(106.2)	(112.8)
Proceeds from sale in discontinued operations	375.0	—	—

Schedule of Discontinued Operations Gain on Sale	The calculation of the gain on sale is as follows:

Purchase Price	$375.0
Less assets sold:
Fixed assets	(305.7)
Inventory	(23.6)
Trademark	(20.9)
Gain on sale	$24.8